Summary of Significant Accounting Policies (Details) - Schedule of class A common stock subject to redemption - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of class A common stock subject to redemption [Abstract]
Class A common stock subject to possible redemption at beginning	$ 252,755,071	$ 250,000,000
Remeasurement of carrying value to redemption value	2,095,694	2,755,071	$ 32,199,265
Class A common stock subject to possible redemption at ending	$ 254,850,765	$ 252,755,071	$ 250,000,000